Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Subscription revenue	$ 3,150,319	$ 5,110,907	$ 6,578,210	$ 10,696,945	$ 18,910,070	$ 18,781,368
Advertising revenue	1,670	101,730	43,339	261,143	336,666	374,175
Total revenues	3,151,989	5,212,637	6,621,549	10,958,088	19,246,736	19,155,543
Costs and expenses:
Programming, hosting and technology	1,339,930	995,765	2,701,321	1,897,885	4,444,550	2,587,822
Compensation	1,078,536	1,063,503	1,899,606	1,969,852	3,625,117	1,976,384
Professional fees	206,703	183,909	473,807	332,226	703,125	558,136
Advertising and marketing	952,248	3,023,656	2,083,929	7,543,897	9,876,097	14,626,963
General and administrative	1,118,700	1,090,334	2,264,725	2,074,553	3,953,795	3,070,178
Total costs and expenses	4,696,117	6,357,167	9,423,388	13,818,413	22,602,684	22,819,483
Loss from operations	(1,544,128)	(1,144,530)	(2,801,839)	(2,860,325)	(3,355,948)	(3,663,940)
Interest income, net	1,440	10,067	3,106	18,600	21,517	28,858
Mark-to-market adjustment on warrant liability	70,275	117,125	1,171,250	(1,171,250)	(679,325)	2,038,000
Other expense		16,885		16,885	(16,885)	3,909
Net loss before income taxes	(1,472,413)	(1,034,223)	(1,627,483)	(4,029,860)	(4,030,641)	(1,593,173)
Provision for income taxes
Net loss	$ (1,472,413)	$ (1,034,223)	$ (1,627,483)	$ (4,029,860)	$ (4,030,641)	$ (1,593,173)
Net loss per common share:
Basic and diluted	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.10)	$ (0.10)	$ (0.04)
Weighted average number of common shares used in calculating net loss per common share:
Basic and diluted	38,932,826	38,580,261	38,920,671	38,580,261	38,611,758	37,619,208